Investments - Schedule of investments, categorized by the level of the fair value hierarchy (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Equity securities	$ 948,667	$ 857,817	$ 498,172
Private common equity securities	7,937	96,294	2,757
Total equities	956,604	954,111	500,929
Asset-backed securities	427,594	325,533	191,401
Bank debts	17,584	8,017	22,585
Corporate bonds	107,056	86,749	57,860
Municipal bonds	3,623	10,486
Sovereign debt	104,820	10,639	7,485
Total debt securities	660,677	441,424	279,331
Investments in limited partnerships	73,569	34,578	91,287
Commodities			51,093
Options	10,821	13,069	3,467
Rights and warrants	271	1
Trade claims	11,058	17,681	11,583
Catastrophe bond	2,046
Total other investments	97,765	65,329	157,430
Derivative assets, at fair value	37,260	39,045	25,628
Total assets	1,752,306	1,499,909	963,318
Liabilities
Equity securities	8,682	5,207	104,308
Sovereign debt	19,440	37,592	59,918
Corporate bonds	4,368	3,372	8,924
Options	13,177	9,885	3,304
Total securities sold, not yet purchased	45,667	56,056	176,454
Derivative liabilities, at fair value	12,346	8,819	12,992
Derivative liabilities (embedded)	7,913	4,430
Total liabilities		64,875
Total Liabilities	65,926	69,305	189,446
Quoted prices in active markets (Level 1)
Assets
Equity securities	929,946	839,903	496,473
Private common equity securities	0	0	0
Total equities	929,946	839,903	496,473
Asset-backed securities	0	0	0
Bank debts	0	0	0
Corporate bonds	0	0	0
Municipal bonds	0	0
Sovereign debt	0	0	0
Total debt securities	0	0	0
Investments in limited partnerships	0	0	0
Commodities			51,093
Options	8,112	6,284	3,191
Rights and warrants	271	1
Trade claims	0	0	0
Catastrophe bond	0
Total other investments	8,383	6,285	54,284
Derivative assets, at fair value	170	321	1,025
Total assets	938,499	846,509	551,782
Liabilities
Equity securities	8,682	5,207	104,308
Sovereign debt	0	0	0
Corporate bonds	0	0	0
Options	8,096	4,714	3,259
Total securities sold, not yet purchased	16,778	9,921	107,567
Derivative liabilities, at fair value	121	441	10
Derivative liabilities (embedded)	0	0
Total liabilities		10,362
Total Liabilities	16,899	10,362	107,577
Significant other observable inputs (Level 2)
Assets
Equity securities	18,721	17,914	1,699
Private common equity securities	7,937	94,282	0
Total equities	26,658	112,196	1,699
Asset-backed securities	425,160	325,133	191,401
Bank debts	17,584	8,017	22,531
Corporate bonds	103,092	82,139	56,814
Municipal bonds	3,623	10,486
Sovereign debt	104,801	10,639	7,485
Total debt securities	654,260	436,414	278,231
Investments in limited partnerships	66,799	29,286	91,287
Commodities			0
Options	2,709	6,785	276
Rights and warrants	0	0
Trade claims	11,058	17,681	11,583
Catastrophe bond	2,046
Total other investments	82,612	53,752	103,146
Derivative assets, at fair value	37,090	38,724	24,603
Total assets	800,620	641,086	407,679
Liabilities
Equity securities	0	0	0
Sovereign debt	19,440	37,592	59,918
Corporate bonds	4,368	3,372	8,924
Options	5,081	5,171	45
Total securities sold, not yet purchased	28,889	46,135	68,887
Derivative liabilities, at fair value	11,992	8,378	12,982
Derivative liabilities (embedded)	0	0
Total liabilities		54,513
Total Liabilities	40,881	54,513	81,869
Significant unobservable inputs (Level 3)
Assets
Equity securities	0	0	0
Private common equity securities	0	2,012	2,757
Total equities	0	2,012	2,757
Asset-backed securities	2,434	400	0
Bank debts	0	0	54
Corporate bonds	3,964	4,610	1,046
Municipal bonds	0	0
Sovereign debt	19	0	0
Total debt securities	6,417	5,010	1,100
Investments in limited partnerships	6,770	5,292	0
Commodities			0
Options	0	0	0
Rights and warrants	0	0
Trade claims	0	0	0
Catastrophe bond	0
Total other investments	6,770	5,292	0
Derivative assets, at fair value	0	0	0
Total assets	13,187	12,314	3,857
Liabilities
Equity securities	0	0	0
Sovereign debt	0	0	0
Corporate bonds	0	0	0
Options	0	0	0
Total securities sold, not yet purchased	0	0	0
Derivative liabilities, at fair value	233	0	0
Derivative liabilities (embedded)	7,913	4,430
Total liabilities		0
Total Liabilities	$ 8,146	$ 4,430	$ 0